Segment information (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Segment Reporting Information
Net revenues	SFr 13,345	SFr 13,017
Net revenues of non-consolidated affiliate entities	325	322
Income/(loss) from continuing operations before taxes	2,929	1,094
Income from continuing operatings before taxes of non-consolidated affiliate entities	147	129
Private Banking & Wealth Management
Segment Reporting Information
Net revenues	6,124	6,286
Income/(loss) from continuing operations before taxes	1,771	263
Investment Banking
Segment Reporting Information
Net revenues	6,964	6,758
Income/(loss) from continuing operations before taxes	1,560	1,579
Adjustments
Segment Reporting Information
Net revenues	257	(27)
Income from continuing operatings before taxes of non-consolidated affiliate entities	(402)	(748)
of which Noncontrolling interest-related revenues
Segment Reporting Information
Net revenues	(13)	397
of which Noncontrolling interest income
Segment Reporting Information
Income from continuing operatings before taxes of non-consolidated affiliate entities	SFr (20)	SFr 374